LEASING (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Leasing expensed during the financial year	kr 6,370	kr 6,379	kr 5,930
Nominal value of future minimum leasing payments	13,424	19,078
Due for payment within a year
Disclosure of finance lease and operating lease by lessee [line items]
Nominal value of future minimum leasing payments	5,654	5,654
Due for payment later than a year but within five years
Disclosure of finance lease and operating lease by lessee [line items]
Nominal value of future minimum leasing payments	7,184	11,889
Due for payment later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Nominal value of future minimum leasing payments	kr 587	kr 1,535